Quarterly Holdings Report
for
Fidelity® Large Cap Stock K6 Fund
January 31, 2023
LCSK6-NPRT3-0423
1.9883969.105
Common Stocks - 90.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	1,171	45,889
Verizon Communications, Inc.	1,313	54,581
		100,470
Entertainment - 1.2%
Activision Blizzard, Inc.	440	33,691
Nintendo Co. Ltd. ADR	3,256	35,067
The Walt Disney Co. (b)	1,467	159,155
Universal Music Group NV	5,078	129,806
		357,719
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (b)	3,926	388,046
Class C (b)	3,581	357,634
Match Group, Inc. (b)	395	21,377
Meta Platforms, Inc. Class A (b)	1,616	240,736
Snap, Inc. Class A (b)	4,305	49,766
		1,057,559
Media - 2.3%
Charter Communications, Inc. Class A (b)	60	23,059
Comcast Corp. Class A	13,544	532,956
Interpublic Group of Companies, Inc.	3,259	118,823
		674,838
TOTAL COMMUNICATION SERVICES		2,190,586
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.2%
BorgWarner, Inc.	1,577	74,561
Automobiles - 0.1%
General Motors Co.	525	20,643
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (b)	101	245,844
Expedia, Inc. (b)	398	45,491
Marriott International, Inc. Class A	462	80,471
Starbucks Corp.	280	30,559
		402,365
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	571	68,554
Sony Group Corp. sponsored ADR	320	28,627
Whirlpool Corp.	87	13,536
		110,717
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (b)	598	61,672
Multiline Retail - 0.1%
Target Corp.	187	32,190
Specialty Retail - 0.9%
Lowe's Companies, Inc.	1,246	259,480
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	207	26,357
TOTAL CONSUMER DISCRETIONARY		987,985
CONSUMER STAPLES - 4.0%
Beverages - 1.6%
Diageo PLC sponsored ADR	704	124,502
Keurig Dr. Pepper, Inc.	3,226	113,813
The Coca-Cola Co.	3,984	244,299
		482,614
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	29	14,823
Performance Food Group Co. (b)	844	51,754
Sysco Corp.	2,083	161,349
U.S. Foods Holding Corp. (b)	1,062	40,494
Walmart, Inc.	570	82,006
		350,426
Household Products - 0.1%
Colgate-Palmolive Co.	42	3,130
Spectrum Brands Holdings, Inc.	429	29,121
		32,251
Personal Products - 0.2%
Haleon PLC ADR (b)	6,343	51,378
Tobacco - 0.9%
Altria Group, Inc.	5,567	250,738
TOTAL CONSUMER STAPLES		1,167,407
ENERGY - 14.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	180	5,713
Oil, Gas & Consumable Fuels - 14.0%
Canadian Natural Resources Ltd.	765	46,956
Cenovus Energy, Inc. (Canada)	18,969	378,938
EQT Corp.	578	18,883
Exxon Mobil Corp.	19,353	2,245,142
Hess Corp.	4,519	678,573
Imperial Oil Ltd.	3,770	206,046
Kosmos Energy Ltd. (b)	55,260	437,107
Phillips 66 Co.	301	30,181
Tourmaline Oil Corp.	2,006	93,489
		4,135,315
TOTAL ENERGY		4,141,028
FINANCIALS - 14.9%
Banks - 11.0%
Bank of America Corp.	21,782	772,825
Comerica, Inc.	250	18,328
JPMorgan Chase & Co.	2,055	287,618
M&T Bank Corp.	320	49,920
PNC Financial Services Group, Inc.	1,577	260,883
Truist Financial Corp.	3,814	188,373
U.S. Bancorp	3,577	178,135
Wells Fargo & Co.	32,174	1,507,995
		3,264,077
Capital Markets - 2.3%
CME Group, Inc.	50	8,833
KKR & Co. LP	2,971	165,812
Morgan Stanley	1,406	136,846
Northern Trust Corp.	2,837	275,104
Raymond James Financial, Inc.	645	72,737
State Street Corp.	333	30,413
		689,745
Consumer Finance - 0.2%
Discover Financial Services	592	69,104
Insurance - 0.5%
Chubb Ltd.	547	124,437
MetLife, Inc.	100	7,302
		131,739
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	2,377	33,563
Radian Group, Inc.	9,739	215,232
		248,795
TOTAL FINANCIALS		4,403,460
HEALTH CARE - 12.4%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	292	66,109
Argenx SE ADR (b)	89	34,020
Insmed, Inc. (b)	1,036	22,305
Vaxcyte, Inc. (b)	1,058	47,980
Verve Therapeutics, Inc. (b)(c)	402	9,146
		179,560
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	80	8,844
Becton, Dickinson & Co.	224	56,497
Boston Scientific Corp. (b)	6,781	313,621
GE HealthCare Technologies, Inc. (b)	5,428	377,355
iRhythm Technologies, Inc. (b)	1	98
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,200	20,544
		776,959
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	2,130	164,543
Centene Corp. (b)	175	13,342
Cigna Corp.	1,166	369,237
CVS Health Corp.	2,467	217,639
Guardant Health, Inc. (b)	1,026	32,247
Humana, Inc.	84	42,983
McKesson Corp.	778	294,613
Oak Street Health, Inc. (b)	321	9,328
UnitedHealth Group, Inc.	892	445,277
		1,589,209
Life Sciences Tools & Services - 0.3%
Danaher Corp.	326	86,188
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	7,012	509,422
Eli Lilly & Co.	231	79,499
GSK PLC sponsored ADR	5,011	176,688
Johnson & Johnson	1,604	262,126
Sanofi SA sponsored ADR	401	19,705
Viatris, Inc.	133	1,617
		1,049,057
TOTAL HEALTH CARE		3,680,973
INDUSTRIALS - 13.3%
Aerospace & Defense - 3.4%
Airbus Group NV	1,302	163,226
General Dynamics Corp.	288	67,121
Huntington Ingalls Industries, Inc.	214	47,196
MTU Aero Engines AG	85	21,143
Raytheon Technologies Corp.	368	36,745
Safran SA	168	24,158
Textron, Inc.	200	14,570
The Boeing Co. (b)	2,929	623,877
		998,036
Air Freight & Logistics - 1.6%
FedEx Corp.	611	118,448
United Parcel Service, Inc. Class B	2,005	371,386
		489,834
Airlines - 0.1%
Copa Holdings SA Class A (b)	55	5,064
Ryanair Holdings PLC sponsored ADR (b)	200	18,106
		23,170
Building Products - 0.1%
Johnson Controls International PLC	572	39,794
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	2,345	22,981
Electrical Equipment - 1.3%
Acuity Brands, Inc.	571	107,645
Hubbell, Inc. Class B	253	57,914
Regal Rexnord Corp.	470	65,424
Vertiv Holdings Co.	11,100	157,842
		388,825
Industrial Conglomerates - 5.3%
3M Co.	193	22,210
General Electric Co.	19,335	1,556,081
		1,578,291
Machinery - 0.9%
Cummins, Inc.	119	29,695
Flowserve Corp.	1,327	45,675
Fortive Corp.	726	49,390
Otis Worldwide Corp.	424	34,866
Stanley Black & Decker, Inc.	434	38,761
Westinghouse Air Brake Tech Co.	528	54,812
		253,199
Professional Services - 0.1%
Equifax, Inc.	104	23,109
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	2,204	130,256
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	191	2,935
TOTAL INDUSTRIALS		3,950,430
INFORMATION TECHNOLOGY - 16.6%
IT Services - 3.6%
Amadeus IT Holding SA Class A (b)	641	40,386
Edenred SA	1,488	80,868
Fidelity National Information Services, Inc.	971	72,864
Genpact Ltd.	448	21,181
Global Payments, Inc.	108	12,174
IBM Corp.	270	36,377
MasterCard, Inc. Class A	261	96,727
PayPal Holdings, Inc. (b)	720	58,673
Sabre Corp. (b)	3,188	21,710
Snowflake, Inc. (b)	20	3,129
Twilio, Inc. Class A (b)	657	39,315
Unisys Corp. (b)	10,486	56,729
Visa, Inc. Class A	2,310	531,785
		1,071,918
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	264	45,268
Applied Materials, Inc.	574	63,995
Intel Corp.	1,402	39,621
Lam Research Corp.	130	65,013
Marvell Technology, Inc.	3,213	138,641
NVIDIA Corp.	258	50,405
Qualcomm, Inc.	2,267	301,987
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	750	69,548
		774,478
Software - 7.5%
Adobe, Inc. (b)	341	126,286
Autodesk, Inc. (b)	376	80,900
DoubleVerify Holdings, Inc. (b)	370	10,060
Dynatrace, Inc. (b)	922	35,432
Elastic NV (b)	1,000	58,840
Intuit, Inc.	155	65,514
Microsoft Corp.	6,520	1,615,721
PTC, Inc. (b)	111	14,972
Salesforce.com, Inc. (b)	124	20,828
SAP SE sponsored ADR	1,603	190,004
Workday, Inc. Class A (b)	60	10,886
		2,229,443
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	5,762	831,399
Samsung Electronics Co. Ltd.	420	20,895
		852,294
TOTAL INFORMATION TECHNOLOGY		4,928,133
MATERIALS - 2.9%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (b)	397	11,950
DuPont de Nemours, Inc.	2,135	157,883
		169,833
Metals & Mining - 2.3%
First Quantum Minerals Ltd.	7,561	175,422
Freeport-McMoRan, Inc.	8,895	396,895
Glencore PLC	18,394	123,183
		695,500
TOTAL MATERIALS		865,333
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	371	82,878
Crown Castle International Corp.	260	38,509
Equinix, Inc.	13	9,596
Simon Property Group, Inc.	1,087	139,636
		270,619
UTILITIES - 0.7%
Electric Utilities - 0.7%
Entergy Corp.	200	21,656
PG&E Corp. (b)	3,792	60,293
Southern Co.	1,605	108,626
		190,575
Multi-Utilities - 0.0%
Sempra Energy	57	9,139
TOTAL UTILITIES		199,714
TOTAL COMMON STOCKS (Cost $16,878,427)		26,785,668

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	200	8,312

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	2,708	34,906

TOTAL PREFERRED STOCKS (Cost $36,439)		43,218

Money Market Funds - 9.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	2,912,067	2,912,649
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	8,899	8,900
TOTAL MONEY MARKET FUNDS (Cost $2,921,549)		2,921,549

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $19,836,415)	29,750,435
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(130,501)
NET ASSETS - 100.0%	29,619,934

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,889 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,312 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	8,495

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	688,607	12,394,819	10,170,777	37,033	-	-	2,912,649	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	47,125	861,521	899,746	70	-	-	8,900	0.0%
Total	735,732	13,256,340	11,070,523	37,103	-	-	2,921,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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